Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 13 – Subsequent Events

The Company has analyzed its operations subsequent to March 31, 2023 through the date these financial statements were issued, and has determined that it does not have any material subsequent events.

Note 13 – Subsequent Events

The Company has analyzed its operations subsequent to December 31, 2022 through the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose other than those below.

Subsequent to December 31, 2022, the Company issued 2,200,000 common shares for proceeds of $235,400.